Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Operating Loss Carry Forwards) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 5,690	$ 7,347
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	257
Deferred Tax Assets, Operating Loss Carryforwards	90
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		36,457
Deferred Tax Assets, Operating Loss Carryforwards		1,286
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			16,448
Deferred Tax Assets, Operating Loss Carryforwards			$ 4,314